Lease (Details) - Schedule of consolidated balance sheets	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets	$ 1,160,563
Operating lease liabilities	$ 1,220,236